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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-08007
                                  ----------------------------------------------
Levco Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

One Rockefeller Plaza, 25th Floor, New York, New York             10020
--------------------------------------------------------------------------------
      (Address of principal executive offices)                 (Zip code)

LEVCO Series Trust, One Rockefeller Plaza, 25th Floor, New York, New York  10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 332-8400
                                                   -----------------------------
Date of fiscal year end: December 31
                        -----------------------

Date of reporting period: September 30, 2004
                         ----------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

         File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

LEVCO EQUITY VALUE FUND
Schedule of Portfolio Investments                            September 30, 2004
(Unaudited)


                              SECURITY
               SHARES        DESCRIPTION                                                      VALUE
               ------        -----------                                                      -----
COMMON STOCKS  (95.9%):
Consumer Discretionary  (10.8%):
                   5,600   Clear Channel Communications, Inc.                           $    174,552
                   6,850   Comcast Corp. *                                                   191,252
                  13,650   EchoStar Communications Corp. *                                   424,788
                   4,900   Federated Department Stores, Inc.                                 222,607
                  24,700   Home Depot, Inc.                                                  968,239
                  16,000   Interpublic Group of Cos., Inc. *                                 169,440
                  20,083   Limited Brands, Inc.                                              447,650
                  22,550   Newell Rubbermaid, Inc.                                           451,902
                   7,050   Tribune Co.                                                       290,108
                  12,450   Viacom, Inc.                                                      417,822
                                                                                        ------------
                                                                                           3,758,360
                                                                                        ============

Consumer Staples  (7.5%):
                   9,000   Altria Group, Inc.                                                423,360
                   8,300   Clorox Co.                                                        442,390
                   8,100   Coca-Cola Co.                                                     324,405
                  10,400   Diageo plc (ADR)                                                  524,472
                   8,650   PepsiCo, Inc.                                                     420,823
                   6,900   Procter & Gamble Co.                                              373,428
                   5,450   Sara Lee Corp.                                                    124,587
                                                                                        ------------
                                                                                           2,633,465
                                                                                        ============

Financial Services  (24.3%):
                   9,850   American International Group, Inc.                                669,702
                  31,572   Bank of America Corp.                                           1,368,014
                  29,300   Bank of New York Co., Inc.                                        854,681
                   4,000   CIGNA Corp.                                                       278,520
                  26,350   Citigroup, Inc.                                                 1,162,561
                   3,400   Freddie Mac                                                       221,816
                  24,100   J.P. Morgan Chase & Co.                                           957,493
                  15,750   MBNA Corp.                                                        396,900
                   9,200   Morgan Stanley Dean Witter & Co.                                  453,560
                   4,950   PNC Financial Services Group                                      267,795
                  26,037   U.S. Bancorp                                                      752,469
                   8,750   Wells Fargo & Co.                                                 521,763
                   7,950   XL Capital Ltd.                                                   588,221
                                                                                        ------------
                                                                                           8,493,495
                                                                                        ============

Healthcare  (6.6%):
                  10,600   Applera Corp. - Applied Biosystems Group                          200,022
                   1,400   Guidant Corp.                                                      92,456
                   6,600   Johnson & Johnson                                                 371,778
                  35,300   Pfizer, Inc.                                                    1,080,180
                      72   Wellcare Health Plans, Inc. *                                       1,364
                  14,950   Wyeth                                                             559,130
                                                                                        ------------
                                                                                           2,304,930
                                                                                        ============

Integrated Oils  (8.4%):
                  13,600   BP Amoco plc (ADR)                                                782,408
                  13,300   ChevronTexaco Corp.                                               713,412
                  18,600   Exxon Mobil Corp.                                                 898,938
                  12,900   Unocal Corp.                                                      554,700
                                                                                        ------------
                                                                                           2,949,458
                                                                                        ============

Materials & Processing  (3.8%):
                   8,100   Alcan, Inc.                                                       387,180
                  12,900   Dow Chemical Co.                                                  582,822
                   5,900   PPG Industries, Inc.                                              361,552
                                                                                        ------------
                                                                                           1,331,554
                                                                                        ============

               SHARES OR
               PRINCIPAL     SECURITY
               AMOUNT        DESCRIPTION                                                      VALUE
               ---------     -----------                                                      -----

Other  (9.1%):
                  34,450   General Electric Co.                                         $  1,156,831
                  10,450   Honeywell International, Inc.                                     374,737
                   3,900   ITT Industries, Inc.                                              311,961
                   9,900   Textron, Inc.                                                     636,273
                  22,350   Tyco International, Ltd.                                          685,251
                                                                                        ------------
                                                                                           3,165,053
                                                                                        ============

Other Energy  (1.4%):
                   3,800   Cooper Cameron Corp. *                                            208,392
                  22,150   Williams Cos., Inc.                                               268,015
                                                                                        ------------
                                                                                             476,407
                                                                                        ============

Producer Durables  (7.8%):
                   8,350   Emerson Electric Corp.                                            516,782
                  14,450   Lockheed Martin Corp.                                             806,021
                  11,100   Northrop Grumman Corp.                                            591,963
                  16,000   Thermo Electron Corp. *                                           432,320
                   3,900   United Technologies Corp.                                         364,182
                                                                                        ------------
                                                                                           2,711,268
                                                                                        ============

Technology  (8.6%):
                  20,600   Accenture Ltd. *                                                  557,230
                  23,700   Hewlett-Packard Co.                                               444,375
                   4,800   IBM Corp.                                                         411,552
                  24,582   Koninklijke Philips Electronics NV (ADR)                          563,174
                  31,900   Microsoft Corp.                                                   882,035
                   7,200   Texas Instruments, Inc.                                           153,216
                                                                                        ------------
                                                                                           3,011,582
                                                                                        ============

Utilities  (7.6%):
                  12,250   Entergy Corp.                                                     742,473
                  21,450   PG&E Corp. *                                                      652,080
                  24,500   SBC Communications, Inc.                                          635,775
                  15,700   Verizon Communications, Inc.                                      618,266
                                                                                        ------------
                                                                                           2,648,594
                                                                                        ============
TOTAL COMMON STOCKS                                                                       33,484,166
                                                                                        ============

PREFERRED STOCKS  (2.3%):
Consumer Discretionary  (2.3%):
                  26,098   News Corp. Ltd. (ADR)                                             817,650
                                                                                        ------------
TOTAL PREFERRED STOCKS                                                                       817,650
                                                                                        ------------

SHORT-TERM INVESTMENTS  (1.1%):

                $400,394   BBH Grand Cayman, 0.92%                                           400,394
                                                                                        ------------
TOTAL SHORT-TERM INVESTMENTS                                                                 400,394
                                                                                        ------------



TOTAL INVESTMENTS (COST $33,219,865) (a)   -   99.3%                                    $ 34,702,210
                                                                                        ============

------------
*    NON-INCOME PRODUCING SECURITY

ADR - AMERICAN DEPOSITARY RECEIPT

PERCENTAGES ARE BASED ON NET ASSETS OF $34,952,617.



SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

                            LEVCO EQUITY VALUE FUND
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)

SECURITY VALUATION--Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales prices or the official closing price which may not necessarily represent the last sales price reported at the close of business. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account.

INVESTMENTS--For federal income tax purposes, the identified cost of investments owned at September 30, 2004 was substantially the same as the cost for financial reporting purposes. As of September 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $1,482,345 of which $2,565,959 related to appreciated securities and $1,083,614 related to depreciated securities.

SECURITIES TRANSACTIONS--Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     LEVCO SERIES TRUST
            --------------------------------------------------------------------

By (Signature and Title)     /s/ Glenn A. Aigen         Glenn A. Aigen, Chief Financial Officer  and Treasurer
                        -----------------------------------------------------------------------------------

Date     November 17, 2004
    ---------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ John A. Levin       John A. Levin, Chairman and President
                        ------------------------------------------------------------------
Date     November 17, 2004
    ----------------------------

By (Signature and Title)    /s/ Glenn A. Aigen       Glenn A. Aigen, Chief Financial Officer and Treasurer
                        ----------------------------------------------------------------------------------

Date     November 17, 2004
    ---------------------------